Taxes Receivable - Disclosure of taxes receivable (Details) - CAD ($)	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Taxes Recoverable [Abstract]
Goods and Service Tax (GST) recoverable	$ 84,648	$ 103,785
Mexican Value Added Tax (IVA) recoverable	17,413,877	13,006,992
Total	$ 17,498,525	$ 13,110,777